Certnys

13003770

11/12/13

Received SEC

NOV 12 2013

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

November 12, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BP Capital Markets p.l.c., Floating Rate Guaranteed Notes due May 2015, Floating Rate Guaranteed Notes due November 2015, and Floating Rate Guaranteed Notes due 2016, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 7, 2013. Tentative listing date – November 14, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com